ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - Share Ecxhange Agreement [Member]	1 Months Ended
Oct. 31, 2014 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued and outstanding, percentage	100.00%
Number of shares exchanged	4,282,000